Promissory Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Notes Payable, Current [Abstract]
Promissory Notes

Note 13.   Promissory Notes

The following table summarizes the outstanding promissory notes as of September 30, 2022 and December 31, 2021 (dollars in thousands):

		September 30,		December 31,
		2022		2021
	Interest Rate	Principal Amount	Carrying Amount*	Principal Amount	Carrying Amount*
Convertible Debenture (a)	4%	$9,250	$9,250	$57,500	$57,809
Small Business Association Paycheck Protection Program (c)	1%	242	242	311	312
Tim ios	5.49	491	491	—	—
Energica lending arrangements	0.06% - 5.7%	3,250	3,250	—	—
Total		$13,233	13,233	$57,811	58,121
Less: Current portion			(11,674)		(58,121)
Long-term Note, less current portion			$1,559		$—

As of September 30, 2022 debts are classified as current and long term.

The weighted average interest rate for these borrowings is 3.8% and 4.0% as of September 30, 2022 and December 31, 2021, respectively.

As of September 30, 2022, and December 31, 2021 the Company was in compliance with all ratios and covenants.

(a)	$75.0 million Convertible Debenture due October 24, 2022 – YA II PN

On October 25, 2021, the Company executed a security purchase agreement with YA II PN, whereby the Company issued a convertible note of $75.0 million, and received aggregate gross proceeds of $75.0 million. The note is scheduled to mature on October 24, 2022 and bears interest at an annual rate of 4.0%, which would increase to 18.0% in the event of default. The note has a fixed conversion price of $1.88. The conversion price is not subject to adjustment except for subdivisions or combinations of common stock. The Company has the right, but not the obligation, to redeem a portion or all amounts outstanding under this note prior to the maturity date at a cash redemption price equal to the principal to be redeemed, plus accrued and unpaid interest. The note contained customary events of default, indemnification obligations of the Company and other obligations and rights of the parties. Commencing February 1, 2022, the Company has the obligation to redeem $8.3 million per month, against the unpaid principal. This amount may be reduced by any conversions by YA II PN or optional redemptions made by the Company.

On August 30, 2022, the Company and YA II PN agreed to amend the terms of the outstanding convertible note and entered into an amendment agreement dated August 29, 2022. As of August 29, 2022, the outstanding principal balance of the original debenture was $16.7 million. The amendments to the original debenture amended the principal amount to reflect the outstanding balance as of August 29, 2022, change the maturity date to January 29, 2023 and adjust the conversion price to the lower of $1.50 or 85.0% of the lowest daily VWAP during the 7 consecutive trading days immediately preceding the conversion date or other date of determination, but not lower than $0.20 per share of common stock. The Company shall not have the right to prepay any amounts due under the amended debenture prior to the maturity date without the Investor’s prior written consent.

During the nine months ended September 30, 2022, principal and accrued and unpaid interest in the amount of $7.5 million was converted into 20.6 million shares of common stock of the Company. Total interest expense recognized was $0.2 million and $1.2 million for the three and nine months ended September 30 2022.

During the three months ended December 31, 2021, principal and accrued and unpaid interest in the amount of $17.6 million was converted into 9.4 million shares of common stock of the Company. Total interest expense recognized was $0.4 million for the three months ended December 31, 2021.

(b)	Small Business Association Paycheck Protection Program

On April 10, 2020, the Company borrowed $0.3 million at an annual rate of 1.0% from a commercial bank through the Small Business Association Paycheck Protection Program. The loan was originally payable in 18 installments of $18,993 commencing on November 10, 2020, with a final payment due on April 10, 2022. With several amendments, the loan is currently payable monthly commencing on September 10, 2021, with a final payment due on April 10, 2025. The forgiveness application of the loan was submitted in August 2021. While the forgiveness application is under review, the Company has made payments totaling $31,674 of principal and interest during the year ended December 31, 2021 and $23,756 and $71,726 of principal and interest during the three and nine months ended September 30, 2022. Interest expense recognized in connection with this loan was $636 and $2,038 in the nine months ended September 30, 2022 and 2021, respectively for the Small Business Association Paycheck Protection Program.

On May 1, 2020 Grapevine borrowed $0.1 million at an annual rate of 1.0% from a commercial bank through the Small Business Association Paycheck Protection Program. The loan was originally payable in 18 installments of approximately $7,000 commencing on December 1, 2020, with a final payment due on May 1, 2022. With several amendments, the loan was payable commencing on October 1, 2021, with a final payment due on April 10, 2025. On April 20, 2021, the Company completed the disposal of Grapevine and the loan balance was deconsolidated from consolidated balance sheet.

(c)	Timios notes payable

Timios entered a promissory note of $0.6 million to finance insurance premium in the three months ended September 30, 2022. The interest rate is 5.49%. The loan is payable in 11 installment of $50,320 commencing on September 1, 2022.

(d)	Energica Lending Arrangements

Energica is party to eleven individual instruments with different counterparties in Italy comprising an aggregate outstanding unpaid balance of $0.5 million. These instruments provide working capital for the Energica manufacturing operations through the combination of accounts receivable factoring, vendor financing programs and other secured asset-based lending arrangements. The instruments bear interest rates ranging from 0.1% to 5.7%, with a weighted average interest rate of 3.1%. An amount of $1.7 million of the payable will be due within one year, and $1.6 million of the payable will due between 2026 and 2028 in installments ranging 8 to 51 months. Due to the nature of the lending arrangements providing working capital, these arrangements are primarily classified as current liabilities and are secured primarily by Energica’s related trade accounts receivable, inventory and other current assets.

Promissory Notes Issued and Repaid in the Year Ended December 31, 2021

During the year ended December 31, 2021, the Company issued several convertible debt instruments to YA II PN, the terms of which are summarized in the following table (principal and gross proceeds in thousands):

	YA II PN Note 1	YA II PN Note 2	YA II PN Note 3	YA II PN Note 4
Principal	$37,500	$37,500	$65,000	$80,000
Gross proceeds	$37,500	$37,500	$65,000	$80,000
Interest rate	4.0%	4.0%	4.0%	4.0%
Conversion price	$2.00	$3.31	$4.12	$4.95
Maturity dates	July 4, 2021	July 15, 2021	July 28, 2021	August 8, 2021

The conversion prices on the notes above were fixed, and were not subject to adjustment except for subdivisions or combinations of common stock. The Company had the right, but not the obligation, to redeem a portion or all amounts outstanding under these notes prior to their maturity date at a cash redemption price equal to the principal to be redeemed, plus accrued and unpaid interest. The notes contained customary events of default, indemnification obligations of the Company and other obligations and rights of the parties. In the event of default, the interest rate would increase to 18.0%.

During the year ended December 31, 2021, the notes, plus accrued and unpaid interest, were converted into 45.9 million shares of common stock of the Company, and one note of $80.0 million was repaid.

Vendor Notes Payable Repaid in the Year Ended December 31, 2021

On May 13, 2020, DBOT entered into a settlement agreement with a vendor whereby the existing agreement with the vendor was terminated, the vendor ceased to provide services, and all outstanding amounts were settled. In connection with this agreement, DBOT paid an initial $30,000 and executed an unsecured promissory note in the amount of $60,000, bearing interest at 0.25% per annum, and payable in two installments of $30,000. The first installment was due on December 31, 2020 and was repaid, the remaining payment was due on August 31, 2021 and was repaid.

In the three months ended March 31, 2020 the Company ceased to use the premises underlying one lease and vacated the real estate. In the three months ended June 30, 2020, the Company completed negotiations with the landlord to settle the remaining operating lease liability of $0.9 million by issuing a promissory note for $0.1 million, bearing an annual interest rate of 4.0%, and which was due and repaid as of December 31, 2021.

Note 15.    Promissory Notes

The following is the summary of outstanding promissory notes as of December 31, 2021 and 2020 (in thousands):

		December 31,		December 31,
		2021		2020
		Principal	Carrying	Principal	Carrying
	Interest rate	Amount	Amount*	Amount	Amount*
Convertible Debenture (a)	4.0%	$57,500	$57,809	$—	$—
Vendor Note Payable (b)	0.25%-4%	—	—	105	105
Small Business Association Paycheck Protection Program (c)	1.0%	311	312	460	463
Total		$57,811	58,121	$565	568
Less: Current portion			(58,121)		(568)
Long-term Note, less current portion			$—		$—

Ties to

*Carrying amount includes the accrued interest and approximates the fair value because of the short-term nature of these instruments.

The weighted average interest rate for these borrowings is 4.0% and 1.4% as of December 31, 2021 and December 31, 2020, respectively.

As of December 31, 2021 and 2020, the Company was in compliance with all ratios and covenants.

The following table summarizes the impact to the consolidated statements of operations associated with outstanding promissory notes (in thousands):

	Year Ended
	December 31	December 31	December 31
	2021	2020	2019
Interest expense excluding amortization of debt discount	$2,139	$1,593	$1,449
Interest expense related to amortization of debt discount	—	14,485	4,235
Total interest expense	$2,139	$16,078	$5,684
Expense due to conversion of notes	$—	$2,266	$—
(Gain)loss on extinguishment of debt	$(300)	$(8,891)	$3,940

(a) $75.0 million Convertible Debenture due October 24, 2022 – YA II PN

On October 25, 2021, the Company executed a security purchase agreement with YA II PN, whereby the Company issued a convertible note of $75.0 million, and received aggregate gross proceeds of $75.0 million. The note is scheduled to mature on October 24, 2022 and bears interest at an annual rate of 4.0%, which would increase to 18.0% in the event of default. The note has a fixed conversion price of $1.88. The conversion price is not subject to adjustment except for subdivisions or combinations of common stock. The Company has the right, but not the obligation, to redeem a portion or all amounts outstanding under this note prior to the maturity date at a cash redemption price equal to the principal to be redeemed, plus accrued and unpaid interest. The note contained customary events of default, indemnification obligations of the Company and other obligations and rights of the parties. Commencing February 1, 2022, the Company has the obligation to redeem $8.3 million per month, against the unpaid principal. This amount may be reduced by any conversions by YA II PN or optional redemptions made by the Company.

During the year ended December 31, 2021, the principal and accrued and unpaid interest in the amount of $17.6 million was converted into 9.4 million shares of common stock of the Company. Total interest expense recognized was $0.6 million for the year ended December 31, 2021.

(b) Vendor Notes Payable

On May 13, 2020, DBOT entered into a settlement agreement with a vendor whereby the existing agreement with the vendor was terminated, the vendor ceased to provide services, and all outstanding amounts were settled. In connection with this agreement, DBOT paid an initial $30,000 and executed an unsecured promissory note in the amount of $60,000, bearing interest at 0.25% per annum, and payable in two installments of $30,000. The first installment was due on December 31, 2020 and was repaid, the remaining payment was due on August 31, 2021 and was repaid.

In the three months ended March 31, 2020 the Company ceased to use the premises underlying one lease and vacated the real estate. In the three months ended June 30, 2020, the Company completed negotiations with the landlord to settle the remaining operating lease liability of $0.9 million by issuing a promissory note for $0.1 million, bearing an annual interest rate of 4.0%, and which was due and repaid as of December 31, 2021.

(c) Small Business Association Paycheck Protection Program

On April 10, 2020, the Company borrowed $0.3 million at an annual rate of 1.0% from a commercial bank through the Small Business Association Paycheck Protection Program. The loan was originally payable in 18 installments of $18,993 commencing on November 10, 2020, with a final payment due on April 10, 2022. With several amendments, the loan is currently payable monthly commencing on September 10, 2021, with a final payment due on April 10, 2025. The forgiveness application of the loan was submitted in August 2021 and the Company has made payments totaling $31,674 of principal and interest during the year ended December 31, 2021 while the forgiveness application is under review.

On May 1, 2020 Grapevine borrowed $0.1 million at an annual rate of 1.0% from a commercial bank through the Small Business Association Paycheck Protection Program. The loan was originally payable in 18 installments of approximately $7,000 commencing on December 1, 2020, with a final payment due on May 1, 2022. With several amendments, the loan was payable commencing on October 1, 2021, with a final payment due on April 10, 2025. On April 20, 2021, the Company completed the disposal of Grapevine and the loan balance was deconsolidated from consolidated balance sheet.

On May 3, 2020 WAVE borrowed $0.3 million at an annual rate of 1.0% from a commercial bank through the Small Business Association Paycheck Protection Program. The loan was originally payable in 18 installments of $12,630 commencing on November 1, 2020, with a final payment due on May 3, 2022. After the issuance of an additional grace period, payments were to commence on September 21, 2021 until the original maturity date of May 3, 2022. The loan and the accrued interest were forgiven and paid by the U.S. Small Business Administration according to the notice received from the bank on September 16, 2021. The Company recorded the forgiveness as “Gain (loss) on extinguishment of debt” on the consolidated statement of operations.

On February 24, 2021 US Hybrid borrowed $0.5 million at an annual rate of 1.0% from a commercial bank through the Small Business Association Paycheck Protection Program. The loan had a maturity date of February 24, 2026. After the issuance there was a 2 month loan forgiveness covered period followed by a 10 month deferment period, and payments were to commence on March 10, 2022 and continue until the maturity date. US Hybrid used the loan for qualifying expenses. The loan was forgiven in June 2021 and was accounted for in conjunction with the acquisition accounting in Note 8.

Promissory Notes Issued and Repaid in the Year Ended December 31, 2021

During the year ended December 31, 2021, the Company issued several convertible debt instruments to YA II PN, the terms of which are summarized in the following table (principal and gross proceeds in thousands):

	YA II PN Note 1	YA II PN Note 2	YA II PN Note 3	YA II PN Note 4
Principal	$37,500	$37,500	$65,000	$80,000
Gross proceeds	$37,500	$37,500	$65,000	$80,000
Interest rate	4.0%	4.0%	4.0%	4.0%
Conversion price	$2.00	$3.31	$4.12	$4.95
Maturity dates	July 4, 2021	July 15, 2021	July 28, 2021	August 8, 2021

The conversion prices on the notes above were fixed, and were not subject to adjustment except for subdivisions or combinations of common stock. The Company had the right, but not the obligation, to redeem a portion or all amounts outstanding under these notes prior to their maturity date at a cash redemption price equal to the principal to be redeemed, plus accrued and unpaid interest. The notes contained customary events of default, indemnification obligations of the Company and other obligations and rights of the parties. In the event of default, the interest rate would increase to 18.0%.

During the year ended December 31, 2021, the notes, plus accrued and unpaid interest, were converted into 45.9 million shares of common stock of the Company, and one note of $80.0 million was repaid.

Promissory Notes Outstanding Prior to December 31, 2020

The Company had various debt instruments outstanding prior to December 31, 2020. Certain of these instruments contained beneficial conversion features and/or down round provisions, which were triggered by the subsequent issuance of common stock at a price lower than the down round provisions in the instruments. Certain of these instruments were modified, amended or extinguished, resulting in additional expenses or gains. These debt instruments were either converted into common stock of the Company or repaid on or prior to their scheduled maturity dates in the year ended December 31, 2020.